Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Basis of preparation and significant accounting policies
Summary of annual depreciation rates

Rate of
Depreciation
Hangar and buildings	5%
Plant and equipment (excluding aircraft)	20-33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Schedule of estimates of useful lives and residual values

Number of Owned Aircraft
Aircraft Type	at March 31, 2018	Useful Life	Residual Value
Boeing 737-800s	400 (a)	23 years from date of	15% of current market value of new
		manufacture	aircraft, determined periodically

(a)	The Company operated 431 aircraft as of March 31, 2018, of which 31 were leased.